Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

February 15, 2019

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	195
	Fund:	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Invesco Select Equity Income Managed Volatility Fund (each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 195 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, reflecting material changes to each Fund’s registration statement.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:       Ronald A. Holinsky, Chief Counsel